SUBSEQUENT EVENTS:	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS:
NOTE 25 - SUBSEQUENT EVENTS:

a.	Israel Competition Authority

On February 3, 2025 the company announced the settlement of the previously-disclosed investigation by the Israel Competition Authority (ICA) (together "the parties"), in connection with the company's acquisition of OTI in 2022 (See note 12). The company cooperated fully and transparently with the ICA throughout the investigative process, and the parties have reached a mutual understanding on the following terms of settlement in order to avoid further litigation while the company and OTI reserve their claims in relation to the circumstances of the acquisition. The settlement will be executed by way of a consent decree, which is subject to public commentary and pending approval by the Israeli Competition Court, and contains the following key terms:

1.	The company will pay a sum of approximately $701 thousands (NIS 2,500 thousands) to the State Treasury.
2.	Yair Nechmad, CEO and Chairman of the company, will pay a sum of approximately $67 thousands (NIS 240 thousands) to the State Treasury.
3.
The company will sale up to 6,500 OTI's Points of Sale (POS) kits over a period of five years to thirdparties who may sell, distribute, and market the OTI POS kits under their own brands in the Israeli market.

In accordance with IAS 37, a provision of approximately $1.1 million has been recognized in company's financial statements as of December 31, 2024, as the obligation meets the recognition criteria.

b.	Issuance of Corporate Bond

In February 9, 2025, at the Company’s request, the ISA extended the term of the Shelf Prospectus through August 23, 2025. On February 13, 2025, the company announced its intentions for issuance of warrants and notes in Israel. In preparation therefor, the company filed with the ISA a draft deed of trust and summaries of the terms of the notes. The timing, terms and the amount to be raised in such offering have not been determined as of the date of these financial statements and are subject to further approval by the Company’s board of directors, the ISA and the Tel Aviv Stock Exchange. There is no assurance that the offering will be completed and the warrants and notes, if offered, will not be registered under the Securities Act.

c.	Business Combinations

Subsequent to the reporting date and prior to the issuance of these consolidated financial statements, the Company acquired an entity, and gained control of an associate entity by completing the purchase of the majority of the shares. As a result of these two transactions, which are ongoing as of the date of issuance of these financial statements, the Company obtained control and will fully consolidate the entities' financial results in future reporting periods. UpPay Servicos De Tecnologia Da Infamramcao S.A. (“UpPay”), located in Brazil, was purchased for an Enterprise Value of 32.75 million Brazilian Real, which includes up to 2.75 million Brazilian Real as an earnout. The Company also completed the purchase of the majority of shares of Tigapo Ltd., an associated company, located in Israel. Both purchase price allocation and the impact of these transactions on the Company's consolidated financial statements are at a very early stage and the accounting implications on the Company's financial statements is still being assessed. As these acquisitions occurred after the reporting period, they do not impact the Company’s financial position as of December 31, 2024, and they may be reflected in the Company’s financial results in subsequent periods.